VEDDER PRICE                          VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                      222 NORTH LASALLE STREET
                                      CHICAGO, ILLINOIS 60601
                                      312-609-7500
                                      FACSIMILE: 312-609-5005

                                      OFFICES IN CHICAGO, NEW YORK CITY,
                                      AND LIVINGSTON, NEW JERSEY


                                      October 6, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Horace Mann Life Insurance Company Separate Account File Nos. 2-24256 and 811-1343
                  ---------------------------------------------------

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses dated October 1, 2003 and Statement of Additional Information dated October 1, 2003 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                      Very truly yours,



                                      /s/Renee M. Hardt
                                      -----------------

                                      Renee M. Hardt